JPMorgan SmartRetirement® Blend 2025 Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 43.1%
Fixed Income — 18.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	26,915	197,020
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,121	33,440
JPMorgan High Yield Fund Class R6 Shares (a)	20,175	132,953
Total Fixed Income		363,413
International Equity — 1.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,856	38,576
U.S. Equity — 22.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	4,400	441,695
Total Investment Companies (Cost $568,040)		843,684
Exchange-Traded Funds — 22.6%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	176	16,790
Fixed Income — 4.5%
JPMorgan Inflation Managed Bond ETF (a)	1,798	87,707
International Equity — 12.6%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	610	38,612
JPMorgan BetaBuilders International Equity ETF (a)	2,980	208,980
Total International Equity		247,592
U.S. Equity — 4.6%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	558	58,107
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	434	32,180
Total U.S. Equity		90,287
Total Exchange-Traded Funds (Cost $327,114)		442,376
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 8.0%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	66	66
2.20%, 2/4/2026	85	84
2.70%, 2/1/2027	1,722	1,687
3.45%, 11/1/2028	200	196
6.53%, 5/1/2034	225	249
L3Harris Technologies, Inc.
5.25%, 6/1/2031	250	260
5.40%, 7/31/2033	206	215
Northrop Grumman Corp.
5.15%, 5/1/2040	242	241
3.85%, 4/15/2045	220	179

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
RTX Corp.
5.15%, 2/27/2033	155	160
2.82%, 9/1/2051	385	244
		3,581
Automobiles — 0.1%
Hyundai Capital America
2.38%, 10/15/2027 (b)	835	803
4.55%, 9/26/2029 (b)	250	251
		1,054
Banks — 2.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	200	207
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	400	425
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	665	685
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	195
6.61%, 11/7/2028	600	642
5.44%, 7/15/2031	200	210
Bank of America Corp.
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	305	306
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	675	615
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	815	851
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	460	481
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	215	210
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	210	218
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	250	257
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	78	80
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	365	356
5.79%, 7/13/2028 (b)	200	208
5.54%, 1/22/2030 (b)	200	208
Barclays plc (United Kingdom)
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	800	825
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	200	180
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	480	516
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	200	209
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	364	341
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	675	693
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	285	295
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	795	817
(SOFR + 1.68%), 5.09%, 5/9/2031 (b) (c)	720	734
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	325	341

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BPCE SA (France)
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	300	319
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	250	259
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	250	261
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (c)	815	836
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	365	382
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	260	278
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	680	716
CaixaBank SA (Spain) (SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	660	676
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	502	495
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	940	964
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	403	405
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	265	265
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	940	856
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	235	237
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (c)	455	465
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	270	275
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	250	257
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	585	600
(SOFR + 1.36%), 4.82%, 9/25/2033 (b) (c)	455	452
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	400	416
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	285	290
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	335	323
(SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	340	347
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	416	436
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,885	1,806
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	205	194
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	440	454
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	200	205
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	190	196
Huntington National Bank (The) 5.65%, 1/10/2030	337	353
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (b) (c)	225	229
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (c)	500	497
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	985	1,011
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	220	216
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	255	259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	280	294
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (c)	410	420

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	200	206
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.93%), 5.19%, 9/12/2036 (c)	365	371
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	230	226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	550	569
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	405	410
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (c)	645	663
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	200	203
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	200	204
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	210	211
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	662	674
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	355	374
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	435	451
Norinchukin Bank (The) (Japan) 5.36%, 9/9/2035 (b)	500	508
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (c)	335	342
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	250	253
(SOFR + 1.93%), 5.07%, 1/24/2034 (c)	264	269
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	80	82
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	395	400
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (c)	265	276
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	230	226
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	360	377
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	215	217
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	245	256
Skandinaviska Enskilda Banken AB (Sweden)
5.38%, 3/5/2029 (b)	410	425
4.50%, 9/3/2030 (b)	270	271
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	288	291
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	270	265
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	1,078	1,109
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	625	560
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	214	225
(SOFR + 1.73%), 5.44%, 10/3/2036 (b) (c)	330	329
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	420	443
5.42%, 7/9/2031	550	576
(SOFR + 1.38%), 4.95%, 7/8/2033 (c)	500	509
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	190	195
5.30%, 1/30/2032	265	277
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	155	157

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	205	222
(SOFR + 1.31%), 5.07%, 5/20/2031 (c)	795	815
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	140	142
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	171	179
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	197
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (c)	330	339
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,707
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	90	93
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	80	82
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	88	89
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	107	111
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	95	100
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	800	834
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	1,085	1,109
(SOFR + 1.74%), 5.60%, 4/23/2036 (c)	217	228
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	156	121
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	320	281
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (b)	540	556
		49,059
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	231
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	280	286
		517
Biotechnology — 0.2%
AbbVie, Inc.
5.05%, 3/15/2034	590	607
4.05%, 11/21/2039	500	447
4.25%, 11/21/2049	240	202
Amgen, Inc. 5.65%, 3/2/2053	820	818
Biogen, Inc. 5.75%, 5/15/2035	235	246
Gilead Sciences, Inc. 2.60%, 10/1/2040	743	546
		2,866
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	530	430
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	165	147
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (c)	190	212
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	196
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	388	380
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	230	235
5.41%, 5/10/2029	230	240
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	160	162

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	905	927
(SOFR + 1.30%), 4.95%, 8/4/2031 (c)	190	192
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	165	168
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	528	517
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	250	266
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	535	548
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	137	142
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	1,140	1,174
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	250	225
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	395	404
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	355	363
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	220	225
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	710	633
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	132	137
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	300	310
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	245	192
Nasdaq, Inc. 5.55%, 2/15/2034	79	83
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (c)	245	244
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (c)	200	218
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (c)	515	513
		8,906
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	933	956
5.42%, 11/15/2048	300	297
EIDP, Inc. 5.13%, 5/15/2032	445	458
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	110
		1,821
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (b)	530	561
5.04%, 3/25/2030 (b)	140	143
		704
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	300	301
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
5.10%, 1/19/2029	175	179
3.30%, 1/30/2032	150	138
5.00%, 11/15/2035 (d)	210	208
Aircastle Ltd. 5.25%, 3/15/2030 (b)	225	229

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	165	168
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	270	281
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	1,075	1,076
2.13%, 2/21/2026 (b)	150	148
4.25%, 4/15/2026 (b)	25	25
4.38%, 5/1/2026 (b)	110	110
2.53%, 11/18/2027 (b)	497	478
4.95%, 1/15/2028 (b)	185	187
5.15%, 1/15/2030 (b)	285	289
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	180	187
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	235	209
(SOFR + 1.63%), 5.20%, 9/11/2036 (c)	200	198
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	200	204
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	355	361
5.15%, 3/17/2030 (b)	180	182
		4,857
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	120	121
5.50%, 9/15/2054	90	88
		209
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	259	255
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	335	345
		600
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	89
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	406	360
WP Carey, Inc. 2.40%, 2/1/2031	183	164
		524
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.50%, 6/1/2041	664	531
3.55%, 9/15/2055	398	274
Verizon Communications, Inc. 2.65%, 11/20/2040	236	171
		976
Electric Utilities — 1.0%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	280	275

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.65%, 6/1/2054	190	194
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	786	810
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	324
Duke Energy Corp.
6.10%, 9/15/2053	580	611
5.70%, 9/15/2055	215	214
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	86
Duke Energy Progress LLC 2.90%, 8/15/2051	170	109
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	855	877
Edison International
5.75%, 6/15/2027	265	268
5.25%, 11/15/2028	500	504
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	220	234
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	218
Enel Finance International NV (Italy) 5.00%, 9/30/2035 (b)	285	281
Entergy Arkansas LLC 2.65%, 6/15/2051	88	53
Entergy Louisiana LLC
4.00%, 3/15/2033	202	194
2.90%, 3/15/2051	80	51
5.70%, 3/15/2054	140	141
Evergy Metro, Inc. 5.40%, 4/1/2034	240	250
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	593	604
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (b)	282	287
Evergy, Inc. 2.90%, 9/15/2029	272	258
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	560	551
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	235	201
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	156	146
5.40%, 6/1/2033 (b)	500	518
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	236	236
5.10%, 1/15/2035	95	96
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	118	95
MidAmerican Energy Co. 5.85%, 9/15/2054	120	126
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	328	207
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	410	401
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (b)	60	62
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	115	114
2.45%, 12/2/2027 (b)	410	393
4.73%, 10/15/2030 (b) (d)	555	555
Pacific Gas and Electric Co.
6.15%, 1/15/2033	250	265
6.40%, 6/15/2033	203	218
5.80%, 5/15/2034	442	458
6.00%, 8/15/2035	750	785
4.30%, 3/15/2045	90	72

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.75%, 1/15/2053	125	135
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,435	2,490
Series A-3, 5.54%, 7/15/2047	200	202
Series A-3, 5.53%, 6/1/2049	340	337
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	129
Series A-4, 5.21%, 12/1/2047	80	77
Series A-5, 5.10%, 6/1/2052	150	142
PPL Capital Funding, Inc. 5.25%, 9/1/2034	165	169
Public Service Co. of Oklahoma
5.25%, 1/15/2033	240	247
5.20%, 1/15/2035	70	71
Public Service Electric and Gas Co. 3.00%, 3/1/2051	410	271
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	171	169
Series A-2, 5.11%, 12/15/2047	80	77
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	162	166
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	152	116
5.88%, 12/1/2053	134	129
5.75%, 4/15/2054	505	477
Southern Co. (The) 5.20%, 6/15/2033	321	330
Union Electric Co.
5.20%, 4/1/2034	360	371
3.90%, 4/1/2052	198	155
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	34	36
5.70%, 12/30/2034 (b)	95	98
		18,736
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	366	363
5.40%, 6/12/2029	590	611
4.00%, 4/14/2032	1,000	962
		1,936
Financial Services — 0.2%
Corebridge Financial, Inc. 3.85%, 4/5/2029	120	118
Fiserv, Inc. 5.15%, 8/12/2034	700	708
Global Payments, Inc.
3.20%, 8/15/2029	395	375
5.30%, 8/15/2029	71	73
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (b) (c)	260	260
5.13%, 7/29/2029 (b)	602	620
(SOFR + 1.65%), 5.54%, 7/14/2036 (b) (c)	200	206

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
NTT Finance Corp. (Japan) 5.17%, 7/16/2032 (b)	410	420
Shell International Finance BV 3.13%, 11/7/2049	251	173
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	457	458
		3,411
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	159	146
4.65%, 9/17/2034	298	292
5.15%, 8/4/2035	60	61
JBS USA Holding Lux SARL
3.75%, 12/1/2031	285	269
6.75%, 3/15/2034	251	278
5.50%, 1/15/2036 (b)	440	449
6.38%, 4/15/2066 (b)	495	509
JBS USA LUX SARL 5.95%, 4/20/2035 (b)	105	110
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	228
4.38%, 6/1/2046	137	114
Mars, Inc.
5.00%, 3/1/2032 (b)	250	256
5.65%, 5/1/2045 (b)	440	446
Tyson Foods, Inc. 5.70%, 3/15/2034	200	211
		3,369
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	155
Southern California Gas Co. 6.35%, 11/15/2052	150	164
		319
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	192	171
CSX Corp. 3.80%, 11/1/2046	241	191
ERAC USA Finance LLC 5.20%, 10/30/2034 (b)	200	207
Norfolk Southern Corp. 3.05%, 5/15/2050	237	161
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	800	787
Uber Technologies, Inc. 4.80%, 9/15/2034	150	150
Union Pacific Corp. 3.55%, 8/15/2039	345	294
		1,961
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	74
DH Europe Finance II SARL 3.25%, 11/15/2039	123	101
Solventum Corp. 5.60%, 3/23/2034	336	350
		525
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	140	134
Banner Health 1.90%, 1/1/2031	323	286

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Cencora, Inc.
5.13%, 2/15/2034	770	788
4.25%, 3/1/2045	400	336
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	151
Cigna Group (The)
5.13%, 5/15/2031	600	621
5.25%, 1/15/2036	555	562
CommonSpirit Health
1.55%, 10/1/2025	85	85
2.78%, 10/1/2030	195	180
3.91%, 10/1/2050	80	60
HCA, Inc.
3.63%, 3/15/2032	103	97
5.45%, 9/15/2034	380	390
5.75%, 3/1/2035	247	258
5.50%, 6/15/2047	140	134
3.50%, 7/15/2051	125	85
5.95%, 9/15/2054	120	120
6.10%, 4/1/2064	425	427
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	121
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	35
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	113
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	146
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	113
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	240
		5,482
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	135	120
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	174
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	305	316
Constellation Energy Generation LLC
5.80%, 3/1/2033	46	49
5.75%, 10/1/2041	210	215
Southern Power Co. 5.15%, 9/15/2041	260	250
		830
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	270	260
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	135	136
Prologis LP 5.25%, 3/15/2054	332	321
		457

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — 0.2%
Aon North America, Inc.
5.45%, 3/1/2034	350	365
5.75%, 3/1/2054	120	121
Arthur J Gallagher & Co. 5.75%, 7/15/2054	450	448
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	145
Brown & Brown, Inc.
2.38%, 3/15/2031	488	434
6.25%, 6/23/2055	370	389
Corebridge Global Funding 4.90%, 8/21/2032 (b)	105	105
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	352	229
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	135	141
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	400	469
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	510	385
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (b)	600	623
Principal Financial Group, Inc. 4.11%, 2/15/2028 (b)	150	150
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	70	58
3.30%, 5/15/2050 (b)	495	341
		4,403
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	245	248
5.40%, 8/15/2054	200	198
		446
IT Services — 0.0% ^
Accenture Capital, Inc. 4.25%, 10/4/2031	245	244
CGI, Inc. (Canada) 1.45%, 9/14/2026	215	210
		454
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	290	226
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	137
5.85%, 12/1/2035	235	237
3.50%, 3/1/2042	115	83
3.70%, 4/1/2051	532	351
Comcast Corp.
3.25%, 11/1/2039	431	344
2.80%, 1/15/2051	585	357
5.35%, 5/15/2053	745	699
		2,208
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (b)	495	519
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	200	216

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	398	363
5.63%, 4/4/2034 (b)	230	239
Steel Dynamics, Inc. 1.65%, 10/15/2027	316	301
		1,638
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	153
DTE Energy Co. 5.10%, 3/1/2029	600	615
Engie SA (France) 5.63%, 4/10/2034 (b)	700	729
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200	207
Puget Energy, Inc. 5.73%, 3/15/2035	135	139
San Diego Gas & Electric Co. 2.95%, 8/15/2051	370	241
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	100	100
Series 21A, 3.15%, 9/30/2051	170	111
		2,295
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	295	267
Oil, Gas & Consumable Fuels — 0.6%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	150	147
5.80%, 10/1/2054 (b)	150	139
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (b)	424	430
BP Capital Markets America, Inc. 2.77%, 11/10/2050	238	150
Cheniere Energy Partners LP 5.55%, 10/30/2035 (b)	145	148
Cheniere Energy, Inc. 5.65%, 4/15/2034	160	165
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	102	104
5.68%, 1/15/2034 (b)	148	153
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (b)	530	540
5.96%, 2/15/2055 (b)	365	362
ConocoPhillips Co. 5.50%, 1/15/2055	265	260
Coterra Energy, Inc.
3.90%, 5/15/2027	155	154
5.40%, 2/15/2035	255	257
Devon Energy Corp. 5.75%, 9/15/2054	93	86
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	140	147
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	180	189
5.63%, 4/5/2034	335	350
Energy Transfer LP 5.00%, 5/15/2044 (e)	565	500
Eni SpA (Italy) 5.95%, 5/15/2054 (b)	200	200
Enterprise Products Operating LLC
4.95%, 2/15/2035	510	514
4.45%, 2/15/2043	354	313

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp. 3.00%, 8/16/2039	734	587
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	221	187
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	550	550
3.45%, 10/15/2027 (b)	334	329
Kinder Morgan, Inc. 7.80%, 8/1/2031	500	580
MPLX LP
5.50%, 6/1/2034	360	367
4.50%, 4/15/2038	130	118
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	210	190
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	40	39
ONEOK, Inc. 4.75%, 10/15/2031	490	490
Ovintiv, Inc. 6.25%, 7/15/2033	400	422
Pioneer Natural Resources Co. 2.15%, 1/15/2031	185	166
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	85	86
5.03%, 10/1/2029	95	96
Targa Resources Corp. 4.90%, 9/15/2030	445	452
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	375
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	350	368
Western Midstream Operating LP 5.25%, 2/1/2050 (e)	105	91
Williams Cos., Inc. (The)
5.60%, 3/15/2035	195	202
6.00%, 3/15/2055	55	57
		11,060
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	614	582
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	280
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	295	267
3.70%, 3/15/2052	171	128
5.55%, 2/22/2054	27	27
5.65%, 2/22/2064	250	248
Eli Lilly & Co. 5.00%, 2/9/2054	540	511
Merck & Co., Inc.
2.35%, 6/24/2040	348	250
2.90%, 12/10/2061	35	21
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	375	362
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	750	508
		2,322
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	170	181

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	100	104
UDR, Inc. 2.10%, 8/1/2032	482	411
		515
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	171
2.50%, 8/16/2031	110	98
NNN REIT, Inc.
5.60%, 10/15/2033	100	104
5.50%, 6/15/2034	150	156
		529
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	529	504
5.15%, 11/15/2031	500	520
4.55%, 2/15/2032	216	217
4.80%, 2/15/2036	505	503
3.19%, 11/15/2036 (b)	228	195
Intel Corp.
3.73%, 12/8/2047	145	107
3.25%, 11/15/2049	140	93
3.05%, 8/12/2051	140	89
KLA Corp. 3.30%, 3/1/2050	442	316
Marvell Technology, Inc. 5.45%, 7/15/2035	1,038	1,070
NXP BV (Netherlands) 3.25%, 5/11/2041	365	279
Texas Instruments, Inc. 5.05%, 5/18/2063	150	139
		4,032
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	386	385
Intuit, Inc. 5.50%, 9/15/2053	70	71
Oracle Corp.
4.80%, 9/26/2032	555	556
3.80%, 11/15/2037	799	691
3.65%, 3/25/2041	750	601
5.88%, 9/26/2045	400	401
3.60%, 4/1/2050	245	172
Roper Technologies, Inc. 1.75%, 2/15/2031	277	241
Synopsys, Inc.
5.00%, 4/1/2032	250	256
5.70%, 4/1/2055	265	267
VMware LLC
1.40%, 8/15/2026	421	412
4.70%, 5/15/2030	415	420
		4,473

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	380	391
1.88%, 10/15/2030	1,190	1,052
Crown Castle, Inc. 5.80%, 3/1/2034	120	126
CubeSmart LP 2.00%, 2/15/2031	570	499
		2,068
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	185	139
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.70%, 8/5/2051	295	188
Dell International LLC
6.20%, 7/15/2030	970	1,040
5.30%, 4/1/2032	605	625
		1,853
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	375	330
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	265	243
		573
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (b)	215	218
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	550	543
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	670	609
3.40%, 10/15/2052	430	295
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	300	295
		1,199
Total Corporate Bonds (Cost $161,645)		156,725
U.S. Treasury Obligations — 7.7%
U.S. Treasury Bonds
3.38%, 8/15/2042	5,050	4,303
3.13%, 2/15/2043	2,740	2,236
3.88%, 2/15/2043	11,305	10,261
3.88%, 5/15/2043	325	294
4.13%, 8/15/2044	9,090	8,437
1.38%, 8/15/2050	8,975	4,513
1.63%, 11/15/2050	1,336	717
3.00%, 8/15/2052	9,350	6,839
4.75%, 5/15/2055	200	201
U.S. Treasury Notes
4.00%, 12/15/2025 (f)	835	835
4.00%, 2/15/2026 (f)	6,840	6,841

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.75%, 4/30/2027	6,335	6,344
0.63%, 12/31/2027	1,255	1,175
1.25%, 4/30/2028	2,990	2,817
1.00%, 7/31/2028	14,945	13,895
3.25%, 6/30/2029	575	566
3.13%, 8/31/2029	2,006	1,965
3.88%, 9/30/2029	1,470	1,480
3.50%, 1/31/2030	3,830	3,798
3.63%, 3/31/2030	17,050	16,980
4.88%, 10/31/2030	4,000	4,205
4.13%, 2/29/2032	19,600	19,864
3.50%, 2/15/2033	945	917
3.88%, 8/15/2033	7,220	7,160
4.00%, 2/15/2034	4,770	4,757
3.88%, 8/15/2034	3,120	3,072
4.25%, 11/15/2034	12,960	13,106
U.S. Treasury STRIPS Bonds
1.19%, 5/15/2027 (g)	1,680	1,584
5.09%, 11/15/2040 (g)	1,040	508
5.11%, 2/15/2041 (g)	665	320
Total U.S. Treasury Obligations (Cost $152,226)		149,990
Mortgage-Backed Securities — 7.2%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	985	922
Pool # WA1626, 3.45%, 8/1/2032	1,138	1,081
Pool # WN3225, 3.80%, 10/1/2034	750	713
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	495	468
Pool # QA5290, 2.50%, 12/1/2049	1,225	1,044
Pool # QA9530, 2.50%, 5/1/2050	446	382
Pool # QB4026, 2.50%, 10/1/2050	1,436	1,236
Pool # QB4045, 2.50%, 10/1/2050	935	802
Pool # QB4484, 2.50%, 10/1/2050	660	567
Pool # QB4542, 2.50%, 10/1/2050	513	441
Pool # QB8503, 2.50%, 2/1/2051	755	642
Pool # SD4767, 2.50%, 2/1/2051	1,112	950
Pool # QC9443, 2.50%, 10/1/2051	589	503
Pool # RA6132, 2.50%, 10/1/2051	1,314	1,115
Pool # SD0781, 3.00%, 11/1/2051	1,481	1,313
Pool # SD5768, 3.00%, 1/1/2052	1,992	1,766
Pool # QD4686, 4.00%, 1/1/2052	244	231
Pool # QD7596, 2.50%, 2/1/2052	1,966	1,677
Pool # RA6815, 2.50%, 2/1/2052	1,594	1,358
Pool # SD3952, 2.50%, 3/1/2052	1,305	1,114
Pool # QE1637, 4.00%, 5/1/2052	245	234
Pool # QE1832, 4.50%, 5/1/2052	335	333
Pool # SD4119, 3.00%, 8/1/2052	728	648

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QH9763, 6.00%, 1/1/2054	383	399
Pool # QH9845, 6.00%, 2/1/2054	1,493	1,539
Pool # SD7018, 4.50%, 3/1/2054	1,470	1,441
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	781	799
Pool # BK2113, 2.50%, 3/1/2050	411	350
Pool # CA5658, 2.50%, 5/1/2050	131	111
Pool # FM3118, 3.00%, 5/1/2050	386	347
Pool # BP8608, 2.50%, 6/1/2050	280	239
Pool # BP9250, 2.50%, 7/1/2050	1,151	985
Pool # FP0059, 2.50%, 8/1/2050	931	788
Pool # BP6749, 2.50%, 9/1/2050	1,182	1,006
Pool # BQ2894, 3.00%, 9/1/2050	727	648
Pool # BK8152, 2.50%, 10/1/2050	276	235
Pool # BQ3996, 2.50%, 10/1/2050	640	549
Pool # BQ5243, 3.50%, 10/1/2050	248	229
Pool # CA7398, 3.50%, 10/1/2050	857	792
Pool # BP7667, 2.50%, 12/1/2050	669	574
Pool # BR4318, 3.00%, 1/1/2051	97	87
Pool # CA8637, 4.00%, 1/1/2051	1,450	1,391
Pool # CB0189, 3.00%, 4/1/2051	274	243
Pool # CB0458, 2.50%, 5/1/2051	441	375
Pool # FS7655, 2.50%, 5/1/2051	1,105	939
Pool # BT0122, 2.50%, 6/1/2051	205	174
Pool # FM7916, 2.50%, 6/1/2051	376	321
Pool # FM7957, 2.50%, 7/1/2051	2,571	2,199
Pool # CB1301, 2.50%, 8/1/2051	683	582
Pool # FM8247, 2.50%, 8/1/2051	373	319
Pool # CB1566, 2.50%, 9/1/2051	1,311	1,107
Pool # FM8659, 2.50%, 9/1/2051	712	607
Pool # FS6514, 2.50%, 9/1/2051	395	338
Pool # FS4624, 2.50%, 11/1/2051	325	275
Pool # CB2313, 2.50%, 12/1/2051	414	353
Pool # FS2559, 3.00%, 12/1/2051	1,209	1,072
Pool # CB2637, 2.50%, 1/1/2052	775	661
Pool # BV4831, 3.00%, 2/1/2052	425	374
Pool # FS7749, 3.00%, 2/1/2052	1,502	1,334
Pool # BV0295, 3.50%, 2/1/2052	923	854
Pool # BV3950, 4.00%, 2/1/2052	435	412
Pool # FS4476, 3.00%, 5/1/2052	2,207	1,944
Pool # CB3608, 3.50%, 5/1/2052	1,812	1,661
Pool # BV6743, 4.50%, 5/1/2052	318	313
Pool # BY4714, 5.00%, 6/1/2053	940	935
Pool # BY4761, 5.00%, 6/1/2053	365	363
Pool # BY9327, 6.00%, 11/1/2053	1,037	1,063
Pool # DA7753, 5.50%, 1/1/2054	177	181
Pool # DA0425, 6.00%, 2/1/2054	418	430
Pool # DA7754, 6.00%, 2/1/2054	1,649	1,699

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB8334, 5.50%, 4/1/2054	1,435	1,452
Pool # DB6037, 5.50%, 5/1/2054	600	606
Pool # DB6039, 6.00%, 5/1/2054	559	576
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	619	629
Pool # AM3010, 5.07%, 3/1/2028	520	532
Pool # BL8639, 1.09%, 4/1/2028	743	690
Pool # BS6144, 3.97%, 1/1/2029	1,535	1,533
Pool # AM5319, 4.34%, 1/1/2029	465	470
Pool # BS8149, 4.97%, 9/1/2029	900	927
Pool # BL4956, 2.41%, 11/1/2029	1,208	1,134
Pool # BS0448, 1.27%, 12/1/2029	1,020	907
Pool # AN7593, 2.99%, 12/1/2029	313	299
Pool # BS7361, 4.76%, 1/1/2030	1,880	1,927
Pool # BL9252, 1.37%, 3/1/2030	372	332
Pool # AN8285, 3.11%, 3/1/2030	319	307
Pool # BS0154, 1.28%, 4/1/2030	253	224
Pool # AM8544, 3.08%, 4/1/2030	133	127
Pool # AN8990, 3.53%, 4/1/2030	451	436
Pool # BS7168, 4.57%, 6/1/2030	684	695
Pool # BL9251, 1.45%, 10/1/2030	809	713
Pool # AM4789, 4.18%, 11/1/2030	242	242
Pool # BL9891, 1.37%, 12/1/2030	579	506
Pool # BS0025, 1.38%, 12/1/2030	1,072	944
Pool # BL9494, 1.46%, 12/1/2030	265	231
Pool # BS8442, 4.74%, 4/1/2031	1,060	1,084
Pool # BS2915, 1.87%, 5/1/2031	209	185
Pool # BS7167, 4.64%, 7/1/2031	1,655	1,685
Pool # BS7437, 5.04%, 8/1/2031	870	902
Pool # BS4563, 2.01%, 1/1/2032	255	224
Pool # BS5580, 3.68%, 1/1/2032	1,080	1,044
Pool # BM6898, 2.15%, 2/1/2032 (h)	553	490
Pool # BS4654, 2.39%, 3/1/2032	839	753
Pool # BL5680, 2.44%, 3/1/2032	1,284	1,154
Pool # AN5952, 3.01%, 7/1/2032	335	313
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,499
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,579
Pool # BS6345, 3.91%, 8/1/2032	510	497
Pool # BZ0884, 5.37%, 9/1/2032	941	987
Pool # BM3226, 3.45%, 10/1/2032 (h)	1,345	1,291
Pool # BS6822, 3.81%, 10/1/2032	980	951
Pool # BS8528, 4.31%, 10/1/2032	1,785	1,776
Pool # BS6872, 4.41%, 10/1/2032	285	286
Pool # BS6926, 4.51%, 10/1/2032	355	359
Pool # BS6928, 4.55%, 10/1/2032	310	315
Pool # BS6954, 4.93%, 10/1/2032	782	808
Pool # BM6491, 1.46%, 11/1/2032 (h)	1,583	1,323
Pool # BM6492, 1.51%, 11/1/2032 (h)	2,009	1,684

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,095
Pool # BS7090, 4.45%, 12/1/2032	1,032	1,038
Pool # BS7113, 4.90%, 12/1/2032	295	306
Pool # AN7923, 3.33%, 1/1/2033	640	600
Pool # BS8428, 4.41%, 1/1/2033	1,221	1,219
Pool # BS7398, 4.74%, 2/1/2033	845	859
Pool # BS5357, 3.41%, 3/1/2033	799	746
Pool # AN9067, 3.51%, 5/1/2033	345	327
Pool # BS8416, 4.56%, 5/1/2033	580	587
Pool # BS5511, 3.45%, 8/1/2033	1,050	981
Pool # BS5127, 3.15%, 9/1/2033	615	561
Pool # BL1012, 4.03%, 12/1/2033	335	327
Pool # BL0900, 4.08%, 2/1/2034	190	186
Pool # BZ0430, 4.32%, 2/1/2034	800	794
Pool # BL7124, 1.93%, 6/1/2035	671	555
Pool # AN4430, 3.61%, 1/1/2037	588	567
Pool # BL6060, 2.46%, 4/1/2040	595	443
Pool # BF0107, 4.50%, 6/1/2056	486	476
Pool # BF0219, 3.50%, 9/1/2057	1,276	1,156
Pool # BF0230, 5.50%, 1/1/2058	1,232	1,281
Pool # BF0334, 3.50%, 1/1/2059	330	299
Pool # BF0497, 3.00%, 7/1/2060	585	511
Pool # BF0537, 3.00%, 3/1/2061	1,110	952
Pool # BF0561, 3.00%, 9/1/2061	1,464	1,256
Pool # BF0578, 2.50%, 12/1/2061	3,169	2,584
Pool # BF0732, 2.50%, 6/1/2063	1,519	1,257
Pool # BF0733, 3.00%, 6/1/2063	1,371	1,175
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	921	840
Pool # BR3929, 3.50%, 10/20/2050	414	378
Pool # BW1726, 3.50%, 10/20/2050	522	477
Pool # BS8546, 2.50%, 12/20/2050	1,365	1,164
Pool # BR3928, 3.00%, 12/20/2050	677	615
Pool # BU7538, 3.00%, 12/20/2050	383	348
Pool # 785294, 3.50%, 1/20/2051	1,294	1,164
Pool # CA8452, 3.00%, 2/20/2051	1,902	1,712
Pool # CA9005, 3.00%, 2/20/2051	380	350
Pool # CB1543, 3.00%, 2/20/2051	1,395	1,246
Pool # CA3588, 3.50%, 2/20/2051	1,497	1,366
Pool # CB1536, 3.50%, 2/20/2051	1,484	1,360
Pool # CB1542, 3.00%, 3/20/2051	918	820
Pool # CC0070, 3.00%, 3/20/2051	237	217
Pool # CC8726, 3.00%, 3/20/2051	288	258
Pool # CC8738, 3.00%, 3/20/2051	342	306
Pool # CC8723, 3.50%, 3/20/2051	1,928	1,759
Pool # CC0088, 4.00%, 3/20/2051	82	78
Pool # CC0092, 4.00%, 3/20/2051	195	186
Pool # CC8727, 3.00%, 4/20/2051	478	427

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CC8739, 3.00%, 4/20/2051	1,289	1,153
Pool # CC8740, 3.00%, 4/20/2051	1,052	939
Pool # CC8751, 3.00%, 4/20/2051	223	199
Pool # CA3563, 3.50%, 7/20/2051	901	832
Pool # CE2586, 3.50%, 7/20/2051	1,268	1,157
Pool # CK1527, 3.50%, 12/20/2051	1,008	925
Pool # CJ8184, 3.50%, 1/20/2052	1,087	991
Pool # CK2716, 3.50%, 2/20/2052	834	751
Pool # CK8295, 5.00%, 3/20/2052	478	474
Pool # MA8148, 3.00%, 7/20/2052	52	47
Pool # MA8200, 4.00%, 8/20/2052	268	255
Pool # CN3127, 5.00%, 8/20/2052	447	446
Pool # MA8874, 3.00%, 5/20/2053	477	432
Pool # CV0172, 6.50%, 7/20/2053	741	781
Pool # CU6748, 6.00%, 9/20/2053	898	923
Pool # DA2721, 5.50%, 3/20/2054	294	298
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	440	436
Pool # CU1093, 5.50%, 6/20/2063	284	285
Pool # CV6673, 5.50%, 6/20/2063	696	698
Pool # CU1092, 6.00%, 6/20/2063	383	388
Pool # 785183, 2.94%, 10/20/2070 (h)	719	652
Total Mortgage-Backed Securities (Cost $147,896)		141,076
Asset-Backed Securities — 3.8%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	154	144
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	870	849
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	567	549
Series 2016-3, Class AA, 3.00%, 10/15/2028	391	376
Series 2017-2, Class A, 3.60%, 10/15/2029	621	590
Series 2021-1, Class B, 3.95%, 7/11/2030	683	652
American Credit Acceptance Receivables Trust Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	720	732
AMSR Trust
Series 2025-SFR2, Class C, 4.28%, 11/17/2030 (b) (d)	1,158	1,116
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	340	332
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b) (e)	790	765
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (b)	565	540
Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (b)	925	940
Series 2025-A, Class C, 5.81%, 12/19/2050 (b)	365	370
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	240	234
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (b)	705	718
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	545	564
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (b)	1,065	1,028
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (b)	1,225	1,171

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,375	1,391
Series 2024-1, Class D, 6.03%, 11/15/2029	560	571
Series 2024-2, Class C, 6.07%, 2/15/2030	1,200	1,221
Series 2024-3, Class D, 5.83%, 5/15/2030	660	673
Series 2025-1, Class D, 5.64%, 11/15/2030	1,365	1,390
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	371	368
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	1,271	1,277
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	141	136
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	758	688
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (h)	599	616
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (b)	540	545
Consumer Portfolio Services Auto Trust Series 2025-B, Class D, 5.56%, 7/15/2031 (b)	1,290	1,306
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	625	635
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	560	574
Series 2024-2A, Class C, 6.70%, 10/16/2034 (b)	1,510	1,564
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (b)	510	513
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	103	98
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	525	519
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	481	460
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	330	334
Series 2025-2, Class D, 4.90%, 12/15/2032	1,330	1,329
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	435	445
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	148	142
Series 2021-A, Class C, 2.09%, 8/27/2035 (b)	63	60
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (b)	350	357
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	440	449
Series 2024-1A, Class D, 5.84%, 6/17/2030	545	557
Series 2025-4A, Class C, 4.57%, 6/16/2031	1,700	1,701
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,540	1,559
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	434	438
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	167	168
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	1,215	1,179
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	410	406
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (h)	745	717
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	508	530
Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	414	415
Series 2024-2A, Class B, 4.93%, 3/15/2050 (b)	204	204
GLS Auto Receivables Issuer Trust Series 2025-2A, Class C, 5.11%, 1/15/2031 (b)	1,305	1,320
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (b)	195	199

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (b)	515	526
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (h)	1,609	1,623
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	452	459
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	540	548
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	1,123	1,089
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	647	605
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (b)	127	129
Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	349	352
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (b)	405	393
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (b)	510	527
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,145	1,121
Series 2024-AA, Class C, 6.00%, 9/22/2036 (b)	437	447
Series 2025-AA, Class A, 4.98%, 5/20/2038 (b)	1,005	1,016
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	369	350
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (b)	51	49
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	404	410
Series 2024-1A, Class B, 5.51%, 2/20/2043 (b)	227	231
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	242	241
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (b)	945	936
Series 2023-3A, Class B, 6.48%, 7/20/2029 (b)	485	493
Series 2024-2A, Class C, 5.90%, 7/20/2032 (b)	1,300	1,328
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (b)	295	283
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	606	594
Series 2025-A, Class B, 5.30%, 2/8/2033 (b)	225	225
Series 2025-A, Class C, 5.89%, 2/8/2033 (b)	165	165
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	4	4
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	920	869
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (h)	789	789
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (h)	540	504
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (h)	1,210	1,118
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	270	255
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (b) (h)	195	183
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (h)	310	287
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (b)	895	826
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (b)	2,200	2,119
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (b)	2,600	2,490
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (b)	515	520
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (b)	400	407
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	149	149

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	550	557
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (b)	340	352
Series 2024-1A, Class D, 6.58%, 6/21/2033 (b)	425	446
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	620	645
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	1,150	1,177
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (b)	65	65
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	68	67
Series 2024-2A, Class C, 5.83%, 6/20/2041 (b)	217	219
Series 2024-1A, Class C, 5.94%, 1/20/2043 (b)	186	188
Series 2025-2A, Class C, 5.32%, 4/20/2044 (b)	266	269
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (b)	778	785
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (b)	465	369
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	539	541
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	395	393
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	118	118
Series 2019-2, Class B, 3.50%, 5/1/2028	254	249
Series 2016-1, Class A, 3.45%, 7/7/2028	405	388
Series 2018-1, Class A, 3.70%, 3/1/2030	442	416
Series 2024-1, Class AA, 5.45%, 2/15/2037	466	480
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (b)	750	757
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (b) (e)	94	94
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (b) (e)	70	70
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (b)	75	74
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	656	666
Series 2024-1A, Class C, 7.06%, 1/20/2038 (b)	369	375
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	375	384
Total Asset-Backed Securities (Cost $72,941)		73,528
Collateralized Mortgage Obligations — 2.0%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (b) (e)	360	362
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (b) (h)	620	610
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.06%, 7/25/2043 (b) (h)	655	677
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (b) (e)	265	268
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (b) (h)	468	461
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	460	435
Series 2018-1, Class M60C, 3.50%, 5/25/2057	778	722
Series 2019-1, Class MT, 3.50%, 7/25/2058	291	261
Series 2019-1, Class M55D, 4.00%, 7/25/2058	428	402
Series 2019-2, Class M55D, 4.00%, 8/25/2058	771	724
Series 2019-3, Class M55D, 4.00%, 10/25/2058	679	638
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	980	876
Series 2020-3, Class TTW, 3.00%, 5/25/2060	784	741

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-1, Class MTU, 3.25%, 11/25/2061	289	250
Series 2024-2, Class MT, 3.50%, 5/25/2064	947	829
FHLMC, REMIC
Series 4257, Class DZ, 2.50%, 10/15/2043	471	413
Series 5190, Class LM, 2.50%, 1/25/2048	952	870
Series 5147, Class PC, 1.50%, 10/25/2048	2,092	1,722
Series 5174, Class IG, IO, 3.00%, 1/25/2050	3,703	477
Series 4995, Class QE, 1.25%, 7/25/2050	1,496	1,170
Series 5052, Class KI, IO, 4.00%, 12/25/2050	3,815	780
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,692	496
Series 5225, Class QL, 4.00%, 5/25/2052	825	707
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	298	311
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	128	130
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	253	248
Series 2014-52, Class BW, 3.00%, 9/25/2044	790	714
Series 2020-54, Class MA, 1.50%, 8/25/2050	308	257
Series 2022-4, Class TA, 1.00%, 4/25/2051	693	571
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	3,918	867
Series 2022-46, Class GZ, 4.50%, 7/25/2052	787	718
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,476	1,252
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,381	2,278
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	595	606
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	598	623
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	2,823	317
Series 2022-93, Class JZ, 4.50%, 5/20/2052	510	356
Series 2022-105, Class SG, IF, IO, 1.66%, 6/20/2052 (h)	2,444	261
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,725	1,672
Series 2015-H11, Class FC, 5.02%, 5/20/2065 (h)	178	178
Series 2021-H14, Class YD, 7.19%, 6/20/2071 (h)	1,033	920
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (b) (e)	981	955
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (b) (e)	900	902
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (b) (e)	346	346
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (e)	765	768
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (e)	940	949
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (e)	740	746
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (e)	1,970	1,982
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (e)	440	440
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (b) (h)	1,350	1,347
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (b) (e)	420	422
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	1,978	1,842
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (e)	465	468
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (h)	1,783	1,601
Total Collateralized Mortgage Obligations (Cost $40,565)		39,938

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 0.7%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	670	655
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (b) (h)	685	671
FHLMC MSCR Trust Series 2021-MN1, Class M1, 6.36%, 1/25/2051 (b) (h)	74	73
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	636	624
Series K754, Class AM, 4.94%, 11/25/2030 (h)	570	590
Series K-1510, Class A2, 3.72%, 1/25/2031	295	289
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	815	787
FNMA ACES
Series 2018-M3, Class A2, 3.16%, 2/25/2030 (h)	225	217
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	555	481
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,620	1,420
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (h)	780	785
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,215	2,098
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (h)	1,343	86
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (h)	595	563
Series 2016-K56, Class B, 4.10%, 6/25/2049 (b) (h)	450	447
Series 2017-K67, Class C, 4.08%, 9/25/2049 (b) (h)	880	864
Series 2019-K97, Class B, 3.90%, 9/25/2051 (b) (h)	760	739
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.36%, 11/25/2053 (b) (h)	724	755
Series 2024-01, Class M7, 7.11%, 7/25/2054 (b) (h)	364	368
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	345	355
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	885	787
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (b) (h)	400	410
Total Commercial Mortgage-Backed Securities (Cost $14,171)		14,064
Foreign Government Securities — 0.2%
Republic of Peru 2.78%, 12/1/2060	162	91
United Mexican States
6.00%, 5/13/2030	209	220
5.85%, 7/2/2032	510	528
5.38%, 3/22/2033	1,140	1,139
3.50%, 2/12/2034	727	632
6.88%, 5/13/2037	309	334
6.34%, 5/4/2053	200	194
Total Foreign Government Securities (Cost $3,246)		3,138
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $195)	195	198

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.5%
Investment Companies — 3.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (j) (Cost $67,924)	67,924	67,924
Total Investments — 98.8% (Cost $1,555,963)		1,932,641
Other Assets in Excess of Liabilities — 1.2%		23,594
NET ASSETS — 100.0%		1,956,235

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of September 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2025.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2025.

(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of September 30, 2025.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of September 30, 2025.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	44	12/19/2025	USD	4,949	21
U.S. Treasury 10 Year Ultra Note	147	12/19/2025	USD	16,916	201
U.S. Treasury Long Bond	12	12/19/2025	USD	1,399	28
U.S. Treasury Ultra Bond	8	12/19/2025	USD	961	24
U.S. Treasury 2 Year Note	164	12/31/2025	USD	34,174	12
U.S. Treasury 5 Year Note	47	12/31/2025	USD	5,132	7
					293

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$71,883	$1,645	$73,528
Collateralized Mortgage Obligations	—	37,981	1,957	39,938
Commercial Mortgage-Backed Securities	—	14,064	—	14,064
Corporate Bonds	—	156,267	458	156,725
Exchange-Traded Funds	442,376	—	—	442,376
Foreign Government Securities	—	3,138	—	3,138
Investment Companies	843,684	—	—	843,684
Mortgage-Backed Securities	—	141,076	—	141,076
Municipal Bonds	—	198	—	198
U.S. Treasury Obligations	—	149,990	—	149,990
Short-Term Investments
Investment Companies	67,924	—	—	67,924
Total Investments in Securities	$1,353,984	$574,597	$4,060	$1,932,641
Appreciation in Other Financial Instruments
Futures Contracts	$293	$—	$—	$293
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$38,276	$—	$2,965	$624	$2,677	$38,612	610	$387	$—
JPMorgan BetaBuilders International Equity ETF (a)	206,955	4,083	10,153	2,203	5,892	208,980	2,980	815	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,561	— (b)	368	26	571	16,790	176	128	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	57,860	42	3,598	1,115	2,688	58,107	558	203	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	32,056	—	3,686	581	3,229	32,180	434	105	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	196,257	2,479	3,890	(334)	2,508	197,020	26,915	2,480	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	33,460	489	1,664	46	1,109	33,440	5,121	489	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	38,052	—	3,531	768	3,287	38,576	1,856	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	439,299	1,313	32,162	17,644	15,601	441,695	4,400	1,313	—
JPMorgan High Yield Fund Class R6 Shares (a)	132,260	2,182	2,296	(10)	817	132,953	20,175	2,181	—

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Inflation Managed Bond ETF (a)	$87,582	$167	$1,002	$1	$959	$87,707	1,798	$870	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (c)	70,554	77,277	79,907	—	—	67,924	67,924	814	—
Total	$1,349,172	$88,032	$145,222	$22,664	$39,338	$1,353,984		$9,785	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2025.